Material Accounting Policies Information - Schedule of New and Revised IFRS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IFRS 19 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	IFRS 19 Subsidiaries without Public Accountability: Disclosures	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Effective date	Jan. 01, 2027	Jan. 01, 2027
IFRS 18 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027	Jan. 01, 2027
Annual Improvements of IFRS [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	Annual Improvements of IFRS Accounting Standards – Volume 11	Annual Improvements of IFRS Accounting Standards – Volume 11
Effective date	Jan. 01, 2026	Jan. 01, 2026
IFRS 9 and IFRS 7 [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description	Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments	Amendments to IFRS 9 and IFRS 7 Amendments to the Classification and Measurement of Financial Instruments
Effective date	Jan. 01, 2026	Jan. 01, 2026
IAS 21 Lack of Exchangeability [Member]
Material Accounting Policies Information - Schedule of New and Revised IFRS [Line Items]
Not applied accounting standards description		Amendment to IAS 21 Lack of Exchangeability
Effective date		Jan. 01, 2025